FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	R$ 4,564,663	R$ 5,531,573
Amortized cost	78,095,100
Other comprehensive income fair value changes	(6,972,104)
At cost [member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	130,816,058	181,505,226
Corporate debt securities	1,668,220	1,389,653
Bank debt securities	4,058,853	6,400,767
Brazilian government bonds issued abroad	8,898,238	6,412,372
Foreign governments securities	8,309,452	7,404,614
Mutual funds	4,928,849	2,407,603
Marketable equity securities and other stocks	6,781,513	6,489,814
Financial assets at fair value through other comprehensive income	165,461,183	212,010,049
Gross Unrealized Gains [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	499,809	4,177,028
Corporate debt securities	50,109	26,930
Bank debt securities	2,427	10,895
Brazilian government bonds issued abroad	193,226	292,990
Foreign governments securities	15,206	2,690
Mutual funds	22,948	33,609
Marketable equity securities and other stocks	271,002	494,838
Financial assets at fair value through other comprehensive income	1,054,727	5,038,980
Gross Unrealized Losses [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	(7,486,852)	(2,473,306)
Corporate debt securities	(68,505)	(46,617)
Bank debt securities	(48,983)	(30,304)
Brazilian government bonds issued abroad	(131,131)	(35,319)
Foreign governments securities		(2,549)
Mutual funds	(3)	(158,249)
Marketable equity securities and other stocks	(2,487,852)	(1,453,079)
Financial assets at fair value through other comprehensive income	(10,223,326)	(4,199,423)
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	123,829,015	183,208,948
Corporate debt securities	1,649,824	1,369,966
Bank debt securities	4,012,297	6,381,358
Brazilian government bonds issued abroad	8,960,333	6,670,043
Foreign governments securities	8,324,658	7,404,755
Mutual funds	4,951,794	2,282,963
Marketable equity securities and other stocks	4,564,663	5,531,573
Financial assets at fair value through other comprehensive income	R$ 156,292,584	R$ 212,849,606